Carrying Amounts of Property and Equipment Pledged to Secure Banking Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 48,321	¥ 335,491
Property
Property, Plant and Equipment [Line Items]
Assets pledged as collateral			¥ 7,938
Leasehold improvements
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	22,116	143,893
Computer and network equipment
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	30,886	200,954	31,506
Office equipment
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 13	¥ 85
Construction in Progress
Property, Plant and Equipment [Line Items]
Assets pledged as collateral			¥ 318,259